Business combinations (Tables)	12 Months Ended
Dec. 31, 2025
Shanghai Kuanghui Network Technology Co., Ltd. ("Shanghai Kuanghui")
Business combination
Schedule of estimated fair values of assets acquired and liabilities assumed

(In thousands)
Cash consideration paid at closing	55,876
Fair value of deferred consideration	12,854
Total consideration transferred	68,730

(In thousands)
Net assets acquired (including the cash acquired of US$3,742,000)	6,044
Intangible assets (Note 12):
- Customer relationships	17,379
- Brand name	10,016
- Technology	2,277
Deferred tax liabilities	(5,440)
Goodwill (Note 13)	38,454
Total purchase price	68,730

Billionaire Pte. Limited.
Business combination
Schedule of estimated fair values of assets acquired and liabilities assumed

(In thousands)
Fair value of total consideration transferred:
Cash consideration	2,156
Recognized amounts of identifiable assets acquired and liability assumed:
Current assets	1,424
Intangible assets (Note 12)	3,869
Current liabilities	(841)
Deferred tax liabilities	(658)
Non-controlling interests	(1,638)
Total identifiable net assets acquired, net of non-controlling interests	2,156